Subsequent Events (unaudited)	12 Months Ended
Dec. 31, 2012
Subsequent Events (unaudited)
Subsequent Events (unaudited)

10. Subsequent Events (unaudited)

        The Company has completed an evaluation of all subsequent events through April 15, 2013 to ensure that this filing includes appropriate disclosure of events both recognized in the December 31, 2012 consolidated financial statements and events which have occurred but were not recognized in the consolidated financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.

Sale of Series B Preferred Stock

        On February 19, 2013, pursuant to the terms of the Series B Preferred Stock Purchase Agreement dated as of February 3, 2012, the Company closed a second tranche financing for 12.4 million shares, at $1.03 per share, of Series B preferred stock for aggregate proceeds of $12.7 million.

        On March 27, 2013, pursuant to the terms of the Series B Preferred Stock Purchase Agreement dated as of February 3, 2012, the Company closed a third tranche financing for 8.2 million shares, at $1.03 per share, of Series B preferred stock for aggregate proceeds of $8.5 million. The Series B preferred stock issued in the third tranche financing was sold at a price per share below the reassessed deemed fair value of the Company's common stock at that time. Accordingly, the Company expects to record a deemed dividend of $2.1 million in the first quarter of 2013 associated with the issuance of such shares, which is equal to the number of shares of Series B preferred stock sold on that date multiplied by the difference between the estimated value of the underlying common stock and the Series B conversion price per share on that date.

Exercises of Common Stock Warrants

        In February 2013, warrants for the purchase of 342,854 of the Company's common stock were exercised for proceeds of approximately $26,000. As of February 22, 2013, there were no warrants outstanding.

Reverse Stock Split

        On April 25, 2013, the Company implemented a one-for-seven and one-half reverse stock split of its outstanding common stock, which was approved by the Company's board of directors on April 11, 2013. The reverse stock split resulted in an adjustment to the Series A preferred stock and Series B preferred stock conversion prices to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse split for all periods presented.

Approval of 2013 Stock Incentive Plan

        In April 2013, the Company's board of directors and stockholders approved, effective upon the closing of the Company's initial public offering, a 2013 Stock Incentive Plan, or the 2013 Plan. Under the 2013 Plan, the Company may grant incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock and restricted stock units for the purchase of that number of shares of common stock equal to the sum of 1,093,333 and the number of shares subject to outstanding awards under the Company's 2008 Stock Plan, or the Predecessor Plan, on the effective date that are subsequently forfeited or terminated for any reason before being exercised or settled, plus the number of shares subject to vesting restrictions under the Predecessor Plan on the effective date that are subsequently forfeited, plus the number of reserved shares not issued or subject to outstanding grants under the Predecessor Plan on the effective date. In addition, the number of shares of common stock that may be issued under the 2013 Plan would be subject to automatic annual increases, to be added on January 1 of each year from January 1, 2014 through and including January 1, 2023, equal to the lesser of (i) four percent of the outstanding shares on the last day of the immediately preceding fiscal year or (ii) if the board acts prior to the first day of the fiscal year, such other amount that the board determines for purposes of the annual increase for that fiscal year. The number of shares that may be delivered in the aggregate pursuant to the exercise of ISOs granted under the 2013 Plan shall not exceed 8,000,000 shares plus any shares that become available for issuance under the 2013 Plan as a result of forfeitures of awards granted under the Predecessor Plan.

Approval of the Employee Stock Purchase Plan

        In April 2013, the Company's board of directors and stockholders approved, effective upon the closing of the Company's initial public offering, an Employee Stock Purchase Plan, or the ESPP. The ESPP allows employees to contribute up to 15.0% of their cash earnings, subject to certain maximums, to be used to purchase shares of the Company's common stock on each periodic purchase date. The maximum aggregate number of shares available for purchase under the ESPP is 160,000. The ESPP contains an "evergreen provision" with annual increases in the number of shares available for issuance on the first day of each year commencing January 1, 2014 equal to the lesser of: (i) one percent of the outstanding capital stock on each January 1, or (ii) an amount determined by the Company's board of directors.

Term Loan Agreement

        On April 19, 2013, the Company entered into a credit and security agreement with MidCap Funding III, LLC allowing for borrowings up to $30.0 million. The credit and security agreement provides for the loan to be issuable in three tranches: (i) the first tranche of $10.0 million was available to the Company at the closing of the credit agreement (of which the Company drew down $5.0 million and of which the Company has another $5.0 million available to it through March 31, 2014); (ii) the second tranche of $10.0 million is available to the Company through March 31, 2014 if the Company enters into certain equity or financing transactions in which the Company receives minimum net proceeds of at least $40.0 million through a qualifying initial public offering, a private placement and/or a corporate or research partnership for development of the Company's product candidates, and if the Company is planning to conduct development activities for a Phase 2 study for RPC4046 and has retained rights to RPC4046 under the license agreement with AbbVie; and (iii) the third tranche of $10.0 million is available to the Company through December 31, 2014 if the Company has consummated an initial public offering for at least $60.0 million in proceeds and (a) the Company has received positive data from the Phase 2 trial of RPC1063 in RMS, (b) the Company has an ongoing Phase 3 trial of RPC1063 in RMS, and (c) the Company has retained rights to RPC4046 under the license agreement with AbbVie. The interest rate under the credit and security agreement is 8.25%, and there is an interest only period until August 1, 2014, followed by a 34-month principal and interest period. Any unpaid amounts mature and become payable on May 1, 2017. At the time of final payment, the Company must pay an exit fee based on a percentage of the drawn amount. Pursuant to the credit and security agreement, the Company provided a first priority security interest in all existing and after-acquired assets (excluding intellectual property owned by the Company, which is subject to a negative pledge arrangement).